Income Tax - Schedule of Non-Capital Losses May be Applied to Reduce Future Taxable Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 52,553	$ 45,978
Canada [Member]
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 26,426	$ 26,818
Expiry	2033-2045	2033-2044
Peru [Member]
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 7,198	$ 4,990
Expiry	2026-2029	2025-2028
Chile [Member]
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 5,108	$ 2,284
Expiry	No expiry	No expiry
Mexico [Member]
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 5,292	$ 3,621
Expiry	2026-2035	2025-2034
Ecuador [Member]
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 8,506	$ 8,249
Expiry	2026-2030	2025-2029
USA [Member]
Schedule of Loss Carry-forwards and Expire [Line Items]
Loss carry-forwards	$ 23	$ 16
Expiry	No expiry	No expiry